Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus
Performance
The
following
summarizes the relationship between our CEO’s, and our other Named Executive Officers’, total compensation paid and our financial performance for the fiscal years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our Named Executive Officers other than our CEO are referred to as our
“Non-PEO
NEOs”):

			Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)(2)	Compensation Actually Paid to CEO ($)(3)			Guess TSR ($)(4)	S&P 1500 Apparel Retail Index TSR ($)(4)	Guess Net Income ($ thousands) (5)	Guess Adjusted Earnings From Operations ($ thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	5,094,130	9,983,960	3,519,862	1,421,161	115.92	138.95	149,610	262,934
2022	15,729,716	14,260,731	7,310,512	6,839,531	104.22	122.98	180,049	310,579
2021	7,207,281	13,583,122	6,488,556	10,853,459	110.61	110.43	(80,741)	32,079

(1)
Mr. Alberini was our CEO for each of the three fiscal years included in the table above. For each of fiscal years 2021 and 2022, our
Non-PEO
NEOs were Mr. Paul Marciano and Ms. Anderson. For fiscal year 2023, our
Non-PEO
NEOs were Mr. Paul Marciano, Mr. Secor, and Ms. Anderson.

(2)
See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for each fiscal year covered in the table. The average compensation for the
Non-PEO
NEOs for each fiscal year covered in the table was also calculated from the Summary Compensation Table above.

(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Guess option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Guess option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Guess option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Guess option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Guess option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Guess stock awards (no dividends or dividend equivalents are credited with respect to Guess options and, for other Guess awards, the crediting of dividend equivalents has been taken into account in determining the applicable fiscal year-end
or vesting date value of the award),

•
Plus, as to a Guess option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Guess option or stock awards held by the NEOs were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.
The table above reflects the CAP (determined as noted above) for our CEO and, for our
Non-PEO
NEOs, the average of the CAPs determined for the
Non-PEO
NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	5,094,130	15,729,716	7,207,281
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,800,000)	(10,861,253)	(3,808,221)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	4,073,265	8,874,748	9,676,875
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	747,924	1,061,066	2,242,875
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	3,868,641	(543,546)	(1,735,688)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	9,983,960	14,260,731	13,583,122
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for a fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	3,519,862	7,310,512	6,488,556
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(1,615,002)	(2,662,509)	(2,667,741)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	1,012,461	2,200,626	7,558,018
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	91,193	(385,384)	324,876
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(126,041)	376,286	(850,250)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,461,312)	—	—
Compensation Actually Paid	1,421,161	6,839,531	10,853,459

Company Selected Measure Name	AdjustedEarnings FromOperations
Named Executive Officers, Footnote [Text Block]	Mr. Alberini was our CEO for each of the three fiscal years included in the table above. For each of fiscal years 2021 and 2022, our
Non-PEO
NEOs were Mr. Paul Marciano and Ms. Anderson. For fiscal year 2023, our
Non-PEO
	NEOs were Mr. Paul Marciano, Mr. Secor, and Ms. Anderson.
Peer Group Issuers, Footnote [Text Block]	Guess TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. S&P 1500 Apparel Retail Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the S&P 1500
PEO Total Compensation Amount	$ 5,094,130	$ 15,729,716	$ 7,207,281
PEO Actually Paid Compensation Amount	$ 9,983,960	14,260,731	13,583,122
Adjustment To PEO Compensation, Footnote [Text Block]
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	5,094,130	15,729,716	7,207,281
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,800,000)	(10,861,253)	(3,808,221)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	4,073,265	8,874,748	9,676,875
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	747,924	1,061,066	2,242,875
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	3,868,641	(543,546)	(1,735,688)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Compensation Actually Paid	9,983,960	14,260,731	13,583,122

Non-PEO NEO Average Total Compensation Amount	$ 3,519,862	7,310,512	6,488,556
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,421,161	6,839,531	10,853,459
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for a fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	3,519,862	7,310,512	6,488,556
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(1,615,002)	(2,662,509)	(2,667,741)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	1,012,461	2,200,626	7,558,018
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	91,193	(385,384)	324,876
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(126,041)	376,286	(850,250)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,461,312)	—	—
Compensation Actually Paid	1,421,161	6,839,531	10,853,459

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Following is an unranked list of the Company’s financial performance measures we consider most important in linking the compensation actually paid to our NEOs for fiscal year 2023 with the Company’s performance.

•	Adjusted Earnings from Operations (used in our fiscal year 2023 Bonus Plan and in determining vesting for a portion of the restricted stock units awarded to Mr. Paul Marciano and Mr. Alberini)

•	Relative Total Shareholder Return (used in determining vesting for a portion of the restricted stock units awarded to Mr. Alberini)

•	Adjusted Licensing Segment Earnings from Operations (used in determining vesting for a portion of the restricted stock units awarded to Mr. Paul Marciano)
See the “Compensation Discussion and Analysis” section of this Proxy Statement for more information regarding the use of these performance measures in our executive compensation program.

Total Shareholder Return Amount	$ 115.92	104.22	110.61
Peer Group Total Shareholder Return Amount	138.95	122.98	110.43
Net Income (Loss)	$ 149,610,000	$ 180,049,000	$ (80,741,000)
Company Selected Measure Amount	262,934,000	310,579,000	32,079,000
PEO Name	Mr. Alberini
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings from Operations
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Licensing Segment Earnings from Operations
PEO [Member] | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,800,000)	$ (10,861,253)	$ (3,808,221)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,073,265	8,874,748	9,676,875
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	747,924	1,061,066	2,242,875
PEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,868,641	(543,546)	(1,735,688)
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,615,002)	(2,662,509)	(2,667,741)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,012,461	2,200,626	7,558,018
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,193	(385,384)	324,876
Non-PEO NEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,041)	376,286	(850,250)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,461,312)	$ 0	$ 0